Distribution Date:	07/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	9		partnership
Current Mortgage Loan and Property Stratification	10-14		Special Servicing		Special.servicing@mountstreet.com
			2839 Paces Ferry Road SE, Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 1)	15
		Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16
			Attention: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	17		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61764XBE4	1.548000%	33,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764XBF1	2.933000%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764XBG9	3.150000%	72,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61764XBH7	3.077000%	205,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61764XBJ3	3.338000%	274,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61764XBL8	3.652000%	64,255,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.63%
B	61764XBM6	3.636959%	39,206,000.00	4,528,175.45	138,460.46	13,723.99	0.00	0.00	152,184.45	4,389,714.99	96.87%	18.13%
C	61764XBP9	3.636959%	53,364,000.00	53,364,000.00	0.00	161,735.56	0.00	0.00	161,735.56	53,364,000.00	58.76%	12.00%
D	61764XAN5	3.636959%	41,384,000.00	41,384,000.00	0.00	125,426.59	0.00	0.00	125,426.59	41,384,000.00	29.21%	7.25%
E	61764XAQ8	3.012000%	19,604,000.00	19,604,000.00	0.00	49,206.04	0.00	0.00	49,206.04	19,604,000.00	15.21%	5.00%
F	61764XAS4	3.012000%	8,712,000.00	8,712,000.00	0.00	21,867.12	0.00	0.00	21,867.12	8,712,000.00	8.99%	4.00%
G	61764XAU9	3.012000%	11,980,000.00	11,980,000.00	0.00	31,602.98	0.00	0.00	31,602.98	11,980,000.00	0.44%	2.63%
H	61690RBS5	3.012000%	22,870,589.00	610,829.77	0.00	0.00	0.00	0.00	0.00	610,829.77	0.00%	0.00%
555-A	61764XBA2	3.143333%	11,700,000.00	11,400,343.02	0.00	29,862.56	0.00	0.00	29,862.56	11,400,343.02	60.99%	61.00%
555-B	61764XBC8	3.143333%	18,300,000.00	17,825,233.01	0.00	46,692.21	0.00	0.00	46,692.21	17,825,233.01	0.00%	0.00%
V	61764XAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764XAY1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			901,249,591.00	169,408,581.25	138,460.46	480,117.05	0.00	0.00	618,577.51	169,270,120.79

X-A	61764XBK0	3.636959%	674,129,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61764XAA3	0.000000%	39,206,000.00	4,528,175.45	0.00	0.00	0.00	0.00	0.00	4,389,714.99
X-E	61764XAG0	0.624959%	19,604,000.00	19,604,000.00	0.00	10,209.74	0.00	0.00	10,209.74	19,604,000.00
X-FG	61764XAJ4	0.624959%	20,692,000.00	20,692,000.00	0.00	10,776.37	0.00	0.00	10,776.37	20,692,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61690RBQ9	0.624959%	22,870,589.00	610,829.77	0.00	318.12	0.00	0.00	318.12	610,829.77
Notional SubTotal			776,501,589.00	45,435,005.22	0.00	21,304.23	0.00	0.00	21,304.23	45,296,544.76

Deal Distribution Total					138,460.46	501,421.28	0.00	0.00	639,881.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764XBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764XBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764XBG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61764XBH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61764XBJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61764XBL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61764XBM6	115.49700173	3.53161404	0.35004821	0.00000000	0.00000000	0.00000000	0.00000000	3.88166225	111.96538770
C	61764XBP9	1,000.00000000	0.00000000	3.03079904	0.00000000	0.00000000	0.00000000	0.00000000	3.03079904	1,000.00000000
D	61764XAN5	1,000.00000000	0.00000000	3.03079910	0.00000000	0.00000000	0.00000000	0.00000000	3.03079910	1,000.00000000
E	61764XAQ8	1,000.00000000	0.00000000	2.51000000	0.00000000	0.00000000	0.00000000	0.00000000	2.51000000	1,000.00000000
F	61764XAS4	1,000.00000000	0.00000000	2.51000000	0.00000000	0.00000000	0.00000000	0.00000000	2.51000000	1,000.00000000
G	61764XAU9	1,000.00000000	0.00000000	2.63797830	(0.12797830)	1.94343072	0.00000000	0.00000000	2.63797830	1,000.00000000
H	61690RBS5	26.70809090	0.00000000	0.00000000	0.06703719	112.78871349	0.00000000	0.00000000	0.00000000	26.70809090
555-A	61764XBA2	974.38829231	0.00000000	2.55235556	0.00000000	0.00000000	0.00000000	0.00000000	2.55235556	974.38829231
555-B	61764XBC8	974.05644863	0.00000000	2.55148689	0.00000000	0.00000000	0.00000000	0.00000000	2.55148689	974.05644863
V	61764XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764XBK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61764XAA3	115.49700173	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	111.96538770
X-E	61764XAG0	1,000.00000000	0.00000000	0.52079882	0.00000000	0.00000000	0.00000000	0.00000000	0.52079882	1,000.00000000
X-FG	61764XAJ4	1,000.00000000	0.00000000	0.52079886	0.00000000	0.00000000	0.00000000	0.00000000	0.52079886	1,000.00000000
X-H	61690RBQ9	26.70809090	0.00000000	0.01390957	0.00000000	0.00000000	0.00000000	0.00000000	0.01390957	26.70809090

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	06/01/26 - 06/30/26	30	0.00	10,209.74	0.00	10,209.74	0.00	0.00	0.00	10,209.74	0.00
X-FG	06/01/26 - 06/30/26	30	0.00	10,776.37	0.00	10,776.37	0.00	0.00	0.00	10,776.37	0.00
X-H	06/01/26 - 06/30/26	30	0.00	318.12	0.00	318.12	0.00	0.00	0.00	318.12	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	06/01/26 - 06/30/26	30	0.00	13,723.99	0.00	13,723.99	0.00	0.00	0.00	13,723.99	0.00
C	06/01/26 - 06/30/26	30	0.00	161,735.56	0.00	161,735.56	0.00	0.00	0.00	161,735.56	0.00
D	06/01/26 - 06/30/26	30	0.00	125,426.59	0.00	125,426.59	0.00	0.00	0.00	125,426.59	0.00
E	06/01/26 - 06/30/26	30	0.00	49,206.04	0.00	49,206.04	0.00	0.00	0.00	49,206.04	0.00
F	06/01/26 - 06/30/26	30	0.00	21,867.12	0.00	21,867.12	0.00	0.00	0.00	21,867.12	0.00
G	06/01/26 - 06/30/26	30	24,815.48	30,069.80	0.00	30,069.80	(1,533.18)	0.00	0.00	31,602.98	23,282.30
H	06/01/26 - 06/30/26	30	2,578,011.13	1,533.18	0.00	1,533.18	1,533.18	0.00	0.00	0.00	2,579,544.31
555-A	06/01/26 - 06/30/26	30	0.00	29,862.57	0.00	29,862.57	0.00	0.00	0.00	29,862.56	0.00
555-B	06/01/26 - 06/30/26	30	0.00	46,692.21	0.00	46,692.21	0.00	0.00	0.00	46,692.21	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,602,826.61	501,421.29	0.00	501,421.29	0.00	0.00	0.00	501,421.28	2,602,826.61

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764XBL8	N/A	64,255,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764XBM6	3.636959%	39,206,000.00	4,528,175.45	138,460.46	13,723.99	0.00	0.00	152,184.45	4,389,714.99
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764XBP9	3.636959%	53,364,000.00	53,364,000.00	0.00	161,735.56	0.00	0.00	161,735.56	53,364,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,825,000.03	57,892,175.45	138,460.46	175,459.55	0.00	0.00	313,920.01	57,753,714.99

Exchangeable Certificate Details
PST	61764XBN4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	639,881.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	504,655.75	Master Servicing Fee	2,468.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	537.37
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	70.59
ARD Interest	0.00	Trust Advisor Fee	157.71
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	504,655.75	Total Fees	3,234.46

Principal		Expenses/Reimbursements
Scheduled Principal	138,460.46	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	138,460.46	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	501,421.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	138,460.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	639,881.74
Total Funds Collected	643,116.21	Total Funds Distributed	643,116.20

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	140,183,005.21	140,183,005.21	Beginning Certificate Balance	169,408,581.25
(-) Scheduled Principal Collections	138,460.46	138,460.46	(-) Principal Distributions	138,460.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	140,044,544.75	140,044,544.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	140,183,005.21	140,183,005.21	Ending Certificate Balance	169,270,120.79
Ending Actual Collateral Balance	140,044,544.75	140,044,544.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	3	6,044,270.00	4.32%	6	4.3450	1.374528	1.30 or less	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 20,000,000	1	16,799,122.67	12.00%	102	4.4500	2.560000	1.31 to 1.40	5	120,951,152.08	86.37%	(18)	3.5209	1.334163
20,000,001 to 30,000,000	2	58,750,000.00	41.95%	(16)	3.8525	1.310000	1.41 to 1.50	1	2,294,270.00	1.64%	42	5.1500	1.480000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	1	58,451,152.08	41.74%	(20)	3.1663	1.360000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	140,044,544.75	100.00%	(3)	3.6590	1.483598	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.60	1	16,799,122.67	12.00%	102	4.4500	2.560000
							2.61 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 to 4.80	0	0.00	0.00%	0	0.0000	0.000000
							4.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	7	140,044,544.75	100.00%	(3)	3.6590	1.483598
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	2	1,911,845.83	1.37%	102	4.4500	2.560000
							Office	1	58,451,152.08	41.74%	(20)	3.1663	1.360000
California	1	62,500,000.00	44.63%	(16)	3.8525	1.310000
							Retail	2	64,794,270.00	46.27%	(14)	3.8984	1.316019
Florida	1	1,699,728.73	1.21%	102	4.4500	2.560000
							Self Storage	11	16,799,122.67	12.00%	102	4.4500	2.560000
Missouri	1	1,304,799.78	0.93%	102	4.4500	2.560000
							Totals	14	140,044,544.75	100.00%	(3)	3.6590	1.483598
New York	2	3,125,937.39	2.23%	102	4.4500	2.560000
North Carolina	1	1,116,406.29	0.80%	102	4.4500	2.560000
North Dakota	1	1,814,160.02	1.30%	102	4.4500	2.560000
Pennsylvania	1	1,500,170.87	1.07%	102	4.4500	2.560000
Rhode Island	1	2,400,273.28	1.71%	102	4.4500	2.560000
Texas	1	2,294,270.00	1.64%	42	5.1500	1.480000
Washington	1	1,925,800.48	1.38%	102	4.4500	2.560000
Washington, DC	1	58,451,152.08	41.74%	(20)	3.1663	1.360000
Totals	14	140,044,544.75	100.00%	(3)	3.6590	1.483598

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	1	58,451,152.08	41.74%	(20)	3.1663	1.360000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	4	62,500,000.00	44.63%	(16)	3.8525	1.310000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	1	16,799,122.67	12.00%	102	4.4500	2.560000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	2,294,270.00	1.64%	42	5.1500	1.480000	49 months or greater	7	140,044,544.75	100.00%	(3)	3.6590	1.483598
	Totals	7	140,044,544.75	100.00%	(3)	3.6590	1.483598	Totals	7	140,044,544.75	100.00%	(3)	3.6590	1.483598
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	123,245,422.08	88.00%	(17)	3.5512	1.336878	Interest Only	5	120,951,152.08	86.37%	(18)	3.5209	1.334163
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	1	2,294,270.00	1.64%	42	5.1500	1.480000
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	123,245,422.08	88.00%	(17)	3.5512	1.336878	Totals	6	123,245,422.08	88.00%	(17)	3.5512	1.336878
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	7	140,044,544.75	100.00%	(3)	3.6590	1.483598	300 months or less	1	16,799,122.67	12.00%	102	4.4500	2.560000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	16,799,122.67	12.00%	102	4.4500	2.560000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	140,044,544.75	100.00%	(3)	3.6590	1.483598
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10096311	1	RT	Palm Desert	CA	Actual/360	3.853%	94,305.99	0.00	0.00	N/A	03/01/25	03/01/27	29,375,000.00	29,375,000.00	07/01/26
1A	10096412	1				Actual/360	3.853%	94,305.99	0.00	0.00	N/A	03/01/25	03/01/27	29,375,000.00	29,375,000.00	07/01/26
1B	10096413	1				Actual/360	3.853%	6,019.53	0.00	0.00	N/A	03/01/25	03/01/27	1,875,000.00	1,875,000.00	07/01/26
1C	10096414	1				Actual/360	3.853%	6,019.53	0.00	0.00	N/A	03/01/25	03/01/27	1,875,000.00	1,875,000.00	07/01/26
2	10096312	1	OF	Washington	DC	Actual/360	3.166%	154,229.86	0.00	0.00	N/A	11/04/24	11/04/27	58,451,152.08	58,451,152.08	07/04/26
8	10096318	1	SS	Various	Various	Actual/360	4.450%	62,788.09	132,497.53	0.00	N/A	01/01/35	--	16,931,620.20	16,799,122.67	07/01/26
60	10096370	1	RT	Garland	TX	Actual/360	5.150%	9,871.83	5,962.93	0.00	N/A	01/01/30	--	2,300,232.93	2,294,270.00	07/01/26
Totals								427,540.82	138,460.46	0.00				140,183,005.21	140,044,544.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	6,174,436.47	1,778,283.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	1	6,174,436.47	1,778,283.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	1	6,174,436.47	1,778,283.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	1	6,174,436.47	1,778,283.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	13,504,905.54	10,612,438.99	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	6,595,170.97	1,526,565.01	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	204,232.00	75,643.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		45,002,054.39	19,327,782.00				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.659040%	3.636145%	(3)
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	177,641.23	0	0.00	3.659851%	3.636959%	(1)
05/15/26	1	20,188,420.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.985423%	3.950772%	(2)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.986265%	3.951612%	(1)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	3,667,085.31	3.987044%	3.952390%	0
02/18/26	0	0.00	1	20,280,856.14	0	0.00	0	0.00	1	16,957,507.45	0	0.00	0	0.00	0	0.00	4.008172%	3.976197%	0
01/16/26	1	20,306,660.09	0	0.00	0	0.00	0	0.00	1	16,957,507.45	0	0.00	0	0.00	0	0.00	4.008848%	3.976871%	1
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	2	16,957,507.45	0	0.00	1	1,100,000.00	1	2,696,499.59	3.804449%	3.778165%	2
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	2	26,683,373.01	0	0.00	1	173,447.60	0	0.00	3.839389%	3.813886%	2
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	2	26,683,373.01	1	21,511,545.85	1	202,585.25	1	4,809,728.72	3.839341%	3.813894%	3
09/17/25	4	62,500,000.00	0	0.00	0	0.00	0	0.00	2	26,683,373.01	0	0.00	1	162,260.48	0	0.00	3.847974%	3.822800%	4
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	2	26,683,373.01	0	0.00	1	214,169.42	0	0.00	3.847947%	3.822766%	5
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		62,500,000	62,500,000	0		0
13 - 24 Months		58,451,152	58,451,152	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		2,294,270	2,294,270	0		0
49 - 60 Months		0	0	0		0
> 60 Months		16,799,123	16,799,123	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	140,044,545	140,044,545	0	0	0	0
Jun-26	140,183,005	140,183,005	0	0	0	0
May-26	160,684,583	140,496,162	20,188,421	0	0	0
Apr-26	160,851,815	160,851,815	0	0	0	0
Mar-26	161,012,421	161,012,421	0	0	0	0
Feb-26	178,147,826	140,909,463	0	20,280,856	0	16,957,507
Jan-26	178,307,037	141,042,869	20,306,660	0	0	16,957,507
Dec-25	178,465,597	161,508,089	0	0	0	16,957,507
Nov-25	189,467,387	141,310,677	0	0	21,473,336	26,683,373
Oct-25	189,810,909	141,615,990	0	0	21,511,546	26,683,373
Sep-25	196,318,134	79,452,497	62,500,000	0	27,682,264	26,683,373
Aug-25	196,649,146	142,245,601	0	0	27,720,172	26,683,373
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
2	10096312	1 0.00	3.16633%	0.00	3.16633%	1	12/13/24	11/04/24	12/18/24
5	10096315	1 0.00	4.20000%	0.00	4.20000%	8	02/18/22	02/18/22	07/11/22
5	10096315	1 0.00	4.20000%	0.00	4.20000%	8	07/11/22	02/18/22	02/18/22
36	10096346	1 0.00	4.20000%	0.00	4.20000%	8	03/01/20	02/26/21	08/17/22
36	10096346	1 0.00	4.20000%	0.00	4.20000%	8	08/17/22	02/26/21	03/01/20
37	10096347	1 0.00	3.47000%	0.00	3.47000%	8	06/22/20	06/22/20	06/22/20
40	10096350	1 0.00	4.30800%	0.00	4.30800%	8	10/26/20	08/04/20	08/04/20
40	10096350	1 0.00	4.30800%	0.00	4.30800%	8	08/04/20	08/04/20	10/26/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	10096322	03/17/26	16,957,507.45	8,600,000.00	8,724,036.48	5,056,941.07	8,724,026.38	3,667,085.31	13,290,422.14	0.00	0.00	13,290,422.14	70.04%
18	10096328	12/17/25	9,725,865.56	6,000,000.00	6,515,317.30	3,818,817.71	6,515,317.30	2,696,499.59	7,029,365.97	0.00	111,661.40	6,917,704.57	59.37%
27	10096337	09/16/22	8,444,311.84	10,700,000.00	10,629,877.32	2,398,444.04	10,006,097.75	7,607,653.71	836,658.13	0.00	103,104.66	733,553.47	8.15%
42	10096352	05/16/25	5,489,955.19	9,500,000.00	5,761,284.49	210,417.81	5,761,284.49	5,550,866.68	0.00	0.00	0.00	0.00	0.00%
43	10096353	10/20/25	6,130,000.00	4,600,000.00	5,049,674.33	239,945.61	5,049,674.33	4,809,728.72	1,320,271.28	0.00	(12,377.00)	1,332,648.28	21.73%
51	10096361	05/16/25	4,065,571.67	6,900,000.00	4,189,987.65	81,365.73	4,189,987.65	4,108,621.92	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			50,813,211.71	46,300,000.00	40,870,177.57	11,805,931.97	40,246,387.90	28,440,455.93	22,476,717.52	0.00	202,389.06	22,274,328.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/25	0.00	6,101.63	0.00	0.00	0.00	0.00	0.00	0.00	6,104.00
		10/20/25	6,101.63	0.00	0.00	0.00	0.00	6,101.63	0.00	0.00
		06/17/25	2.37	0.00	0.00	0.00	0.00	2.37	0.00	0.00
12	10096322	03/17/26	0.00	0.00	13,290,422.14	0.00	0.00	13,290,422.14	0.00	0.00	13,290,422.14
18	10096328	05/15/26	0.00	0.00	6,917,704.57	0.00	0.00	(111,661.40)	0.00	0.00	6,917,704.57
		12/17/25	0.00	0.00	7,029,365.97	0.00	0.00	7,029,365.97	0.00	0.00
27	10096337	07/17/23	0.00	0.00	733,553.47	0.00	0.00	334.49	0.00	0.00	731,361.38
		05/17/23	0.00	0.00	733,218.98	0.00	0.00	29,675.92	0.00	0.00
		03/17/23	0.00	0.00	703,543.06	0.00	85.33	(8,447.48)	0.00	0.00
		11/18/22	0.00	0.00	711,905.21	0.00	2,106.76	(126,859.68)	0.00	0.00
		09/16/22	0.00	0.00	836,658.13	0.00	0.00	836,658.13	0.00	0.00
42	10096352	05/16/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	10096353	04/17/26	0.00	0.00	1,332,648.28	0.00	12,377.00	0.00	0.00	0.00	1,320,271.28
		10/20/25	0.00	0.00	1,320,271.28	0.00	0.00	1,320,271.28	0.00	0.00
51	10096361	05/16/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			6,104.00	6,101.63	22,274,328.46	0.00	14,569.09	22,265,863.37	0.00	0.00	22,265,863.37

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
2B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.02
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			0.02

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27